INCOME TAXES (Tables) - PRIMEGEN US, INC. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF DEFERRED TAX ASSET VALUATION ALLOWANCE
	December 31,	December 31,
	2025	2024

Beginning balance - net operating loss	$4,065,426	$2,920,984
Additions	1,911,473	1,144,442
Ending balance - net operating loss	$5,976,899	$4,065,426

SCHEDULE OF EFFECTIVE INCOME TAX RECONCILIATION

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Amount	Rate	Amount	Rate

Federal income tax benefit at statutory rate	$1,392,932	21.0%	$2,956,419	21.0%
State income tax, net of federal tax benefit (a)	463,447	7.0%	985,156	7.0%
Nontaxable or nondeductible items	55,094	0.8%	(3,378,448)	-24.0%
Changes in valuation allowances	(1,911,473)	-28.8%	(563,127)	-4.0%
Total	$-	0.0%	$-	0.0%

(a)	State taxes in California contributed to the majority (greater than 50%) of the tax effect in this category.